Statement of Consolidated Changes in Equity - USD ($) $ in Millions	Total	Common Stock [Member]	Paid-In Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive (Loss) [Member]	Parent [Member]	Noncontrolling Interest [Member]	Series D Preferred Stock [Member]
Effect of change in accounting principle | Restatement Adjustment [Member]	$ (2,793)			$ (2,793)			$ (2,793)
Beginning Balance (Scenario, Previously Reported [Member]) at Dec. 31, 2012	31,331	$ 245	$ 9,859	20,161	$ (30)	$ (131)	31,331		$ 1,227
Beginning Balance at Dec. 31, 2012	28,538	245	9,859	17,368	(30)	(131)	28,538		1,227
Net income (loss)	444			388			388	$ 56
Pension and postretirement benefit plan, net of tax	9					9	9
Commodity hedges, net of tax	7					7	7
Preferred	(44)			(44)			(44)
Common dividends	(317)			(317)			(317)
Common stock activity, net	(21)	1	(22)				(21)
Treasury stock activity, net	(997)				(997)		(997)
Sale of noncontrolling interest	2,948		1,159				1,159	1,789
Conversion of Series D preferred stock		9	1,218						$ (1,227)
Compensation expense	189		189				189
Ending Balance at Dec. 31, 2013	30,756	255	12,403	17,395	(1,027)	(115)	28,911	1,845
Net income (loss)	(8,019)			(8,360)			(8,360)	341
Pension and postretirement benefit plan, net of tax	0
Distributions to noncontrolling interest	(140)							(140)
Commodity hedges, net of tax	(1)					(1)	(1)
Common dividends	(380)			(380)			(380)
Common stock activity, net	(10)	1	(11)				(10)
Treasury stock activity, net	(1,864)		(1)		(1,863)		(1,864)
Compensation expense	202		202				202
Other	(3)		(3)				(3)
Ending Balance at Dec. 31, 2014	20,541	256	12,590	8,655	(2,890)	(116)	18,495	2,046
Net income (loss)	(10,667)			(10,352)			(10,352)	(315)
Pension and postretirement benefit plan, net of tax	(3)					(3)	(3)
Distributions to noncontrolling interest	(129)							(129)
Common dividends	(378)		(95)	(283)			(378)
Common stock activity, net	(14)	1	(15)				(14)
Treasury stock activity, net			(1)		1
Compensation expense	140		140				140
Ending Balance at Dec. 31, 2015	$ 9,490	$ 257	$ 12,619	$ (1,980)	$ (2,889)	$ (119)	$ 7,888	$ 1,602